Statutory Reserves and Restricted Net Assets - Comprehensive Loss (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operation expense
General and administrative expenses		$ (71,589)	$ (17,868)	$ (12,196)
Other operating expenses, net		9,835	1,071	(10)
Total operating expenses		311,427	131,783	101,226
Other non-operating incomes, net		1,958
Financial income, net		7,286	3,220	3,326
Foreign exchange loss		(618)	(80)	(239)
Loss before income tax expense		(174,934)	(66,706)	(70,353)
Net loss		(175,424)	(66,912)	(70,477)
Deemed dividend from Preferred Shareholders	$ (3,430)			(3,430)
Net loss attribute to ordinary shareholders		(175,424)	(66,912)	(73,907)
Net loss		(175,424)	(66,912)	(70,477)
Other comprehensive (loss)/income
Foreign currency translation		1,482	2,882	(428)
Changes in fair value of long-term investments		357
Total comprehensive loss attributable to Tuya Inc.		(173,585)	(64,030)	(70,905)
Reportable Legal Entities [Member] | Parent Company [Member]
Operation expense
General and administrative expenses		(2,927)	(784)	(288)
Share of loss of subsidiaries and VIE		(174,455)	(66,982)	(71,359)
Other operating expenses, net			(7)	(7)
Total operating expenses		(177,382)	(67,773)	(71,654)
Other non-operating incomes, net		1,958
Financial income, net			861	1,179
Foreign exchange loss				(2)
Loss before income tax expense		(175,424)	(66,912)	(70,477)
Net loss		(175,424)	(66,912)	(70,477)
Deemed dividend from Preferred Shareholders				(3,430)
Net loss attribute to ordinary shareholders		(175,424)	(66,912)	(73,907)
Net loss		(175,424)	(66,912)	(70,477)
Other comprehensive (loss)/income
Foreign currency translation		1,482	2,882	(428)
Changes in fair value of long-term investments		357
Total comprehensive loss attributable to Tuya Inc.		$ (173,585)	$ (64,030)	$ (70,905)